RESERVE FOR LOSSES AND LAE - Schedule of Roll Forward of the Company’s Beginning and Ending Reserve for Losses and LAE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Gross reserves beginning of period	$ 29,889	$ 24,604	$ 22,065
Less reinsurance recoverables on unpaid losses	(2,915)	(2,098)	(2,105)
Net reserves beginning of period	26,975	22,506	19,960
Incurred related to:
Current year	10,202	9,967	8,432
Prior years, excluding impact from retroactive reinsurance	535	1,337	(5)
Prior years, impact from retroactive reinsurance	122	0	0
Total incurred losses and LAE	10,859	11,305	8,427
Paid related to:
Current year	1,253	1,258	1,379
Prior years	6,525	5,279	4,731
Total paid losses and LAE	7,778	6,537	6,110
Foreign exchange/translation adjustment	663	(298)	229
Retroactive reinsurance adjustment	(122)	0	0
Net reserves end of period	30,597	26,975	22,506
Plus reinsurance recoverables on unpaid losses	3,715	2,915	2,098
Gross reserves end of period	34,312	$ 29,889	$ 24,604
Policyholder benefits and claims incurred, retroactive reinsurance adjustment, consideration paid	1,372
Policyholder benefits and claims incurred, retroactive reinsurance adjustment, ceded loss reserves	1,250
Policyholder benefits and claims incurred, retroactive reinsurance adjustment gain (loss), before tax	122
Reinsurance recoverables, adverse development reinsurance agreement	$ 1,253